Revenue Recognition (Details Textual) - USD ($)	3 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016
Revenue Recognition [Line Items]
Revenue, Net, Total	$ 698,000	$ 466,000
Deferred Revenue			$ 426,000
License and Maintenance Revenue	0	$ 21,000
KOREA, REPUBLIC OF | Korean Pharmaceutical Company [Member]
Revenue Recognition [Line Items]
Deferred Revenue	$ 500,000
Deferred Revenue Recognition Period	10 years
CANADA | Canadian Based Supplier [Member]
Revenue Recognition [Line Items]
Deferred Revenue	$ 250,000
Deferred Revenue Recognition Period	7 years